CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 1,394	$ 2,879
Accounts receivable	5,416	5,572
Inventories	5,385	5,502
Deferred taxes	1,035	1,142
Other Current Assets	1,186	1,260
Total current assets	14,416	16,355
Other non-current assets	1,385	1,338
Property, plant and equipment, net	6,291	6,315
Identifiable intangible assets, net	7,331	7,745
Goodwill	18,646	18,856
Total assets	48,069	50,609
Current liabilities:
Short-term debt and current maturities of long term liabilities	2,720	3,006
Sales reserves and allowances	4,911	4,934
Accounts payable and accruals	3,144	3,376
Other current liabilities	1,581	1,572
Total current liabilities	12,356	12,888
Long-term liabilities:
Deferred income taxes	1,639	1,849
Other taxes and long term payables	1,322	1,293
Senior notes and loans	9,938	11,712
Total long term liabilities	12,899	14,854
Total liabilities	25,255	27,742
Teva shareholders' equity:
Ordinary shares	50	50
Additional paid-in capital	13,487	13,474
Retained earnings	12,708	12,346
Accumulated other comprehensive loss	(251)	(17)
Treasury shares	(3,280)	(3,085)
Stockholders' equity attributable to Teva shareholders	22,714	22,768
Non-controlling interests	100	99
Total equity	22,814	22,867
Total liabilities and equity	$ 48,069	$ 50,609